Organization and Business Operation (Details)															6 Months Ended			12 Months Ended
	Aug. 09, 2024 USD ($)	Jul. 10, 2024 USD ($) $ / shares shares	Feb. 22, 2024 USD ($)	Jan. 09, 2024 shares	Dec. 29, 2023 USD ($)	Oct. 12, 2023 USD ($)	Oct. 11, 2023 USD ($) $ / shares shares	Jul. 18, 2023 USD ($)	Apr. 12, 2023 USD ($)	Apr. 11, 2023 USD ($)	Nov. 08, 2022 USD ($) shares	May 23, 2022 shares	Apr. 12, 2022 USD ($)	Apr. 11, 2022 USD ($) $ / shares shares	Jul. 11, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 11, 2024 USD ($)	Jul. 13, 2023 USD ($)	Jul. 11, 2023 USD ($)
Organization and Business Operation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares														$ 10		$ 0.03		$ 0.03
Gross proceeds																			$ 82,500,000
Proceeds from private placement																			5,100,000
Aggregate value																$ 50,000				$ 100,000	$ 825,000
Trust account percentage									50.00%
Assets held in trust account		$ 43,400,000					$ 40,500,000									$ 1,500		$ 50,000
Number of shares issued units (in Shares) | shares		3,785,992										1,932,500
Public shares outstanding (in Shares) | shares							4,537,829
Percentage of aggregate fair market value of asset																80.00%		80.00%
Company owns or acquires percentage																50.00%		50.00%
Tangible assets																$ 5,000,001		$ 5,000,001
Public shares amount							$ 5,000,001
Interest							$ 100,000
Redemption percentage							100.00%									100.00%
Shareholders authorized share capital, description																All activity for the period from January 5, 2022 (inception) through June 30, 2024, relates to the Company’s organizational activities, those necessary to prepare for and complete the initial public offering (“IPO”), identifying a target company for a business combination, and activities in connection with an initial business combination, including with respect to our proposed business combination with Semnur Pharmaceuticals, Inc (“Semnur”).
Ordinary share (in Shares) | shares														1
Aggregate trust account deposit															$ 300,000
Interest on bank deposit																4.50%
Shares outstanding (in Shares) | shares		751,837					4,537,829
Additional shares outstanding (in Shares) | shares				4,440,202
Redemption shares (in Shares) | shares				4,440,202
Net proceeds																	$ 825,000	825,000	84,150,000
Cash held in trust account														$ 1,515,795		1,500		204,464	819,747
Cash and investments held in Trust Account																52,072,006		50,477,963	85,371,600
Working capital deficit																6,275,340		5,394,540
Working capital loan																1,500,000		1,500,000
Interest amount																$ 42,638		$ 18,021
Borrowed interest percentage																4.80%		4.80%
Sponsor amount					$ 200,000	$ 150,000										$ 186,800
Additional stock																1,200,000
Additional aggregate amount available																287,500
Convertible promissory notes																						$ 825,000
Required payment percentage																						100.00%
Initial principal balance amount							$ 50,000	$ 492,500		$ 412,500								$ 842,500	$ 80,000
Payment of amount utilized to fund							$ 400,000
Interest expense																38,624		$ 18,878
Minimum Value			$ 50,000,000
Revenue			50,000,000
Consecutive business			$ 50,000,000
Forecast [Member]
Organization and Business Operation [Line Items]
Aggregate deposit into trust account																				150,000
Sponsor Membership Units [Member]
Organization and Business Operation [Line Items]
Purchase of shares (in Shares) | shares																		375,000
Purchase price																		$ 3,000,000
Trust Account [Member]
Organization and Business Operation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 11.47					$ 10.92
Aggregate value																					825,000
Interest																100,000
Convertible Promissory Note [Member]
Organization and Business Operation [Line Items]
Aggregate value	$ 15,037
Principal amount	180,000									825,000						1,275,000
Initial principal balance	15,037															412,500
Remaining drawable amount	164,963						$ 400,000
Aggregate amount					$ 430,000	$ 430,000		430,000
Note payable																$ 285,700
Borrowed interest percentage																4.86%
Payment of amount utilized to fund							150,000
Public Shares [Member]
Organization and Business Operation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		11.47												$ 10
Exercise price, per share (in Dollars per share) | $ / shares														$ 11.5
Sale of stock price per share (in Dollars per share) | $ / shares																$ 10		$ 10
Public Warrant [Member]
Organization and Business Operation [Line Items]
Gross proceeds																$ 82,500,000		$ 82,500,000
Business Combination [Member]
Organization and Business Operation [Line Items]
Per public share (in Dollars per share) | $ / shares																$ 10.2		$ 10.2
Series of Individually Immaterial Business Acquisitions [Member]
Organization and Business Operation [Line Items]
Aggregate value																		$ 150,000			$ 825,000
Sponsor [Member]
Organization and Business Operation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																10		$ 10
Sale of stock price per share (in Dollars per share) | $ / shares																10		10
Trust account percentage									50.00%
Per public share (in Dollars per share) | $ / shares																$ 10.2		$ 10.2
Unsecured promissory note													$ 25,000
Unsecured promissory note repaid amount													$ 400,000
Working capital loan																$ 1,143,237		$ 842,500
Note payable														$ 80,000
Convertible promissory notes										825,000
Initial principal balance amount							$ 450,000	$ 80,000		$ 412,500						$ 1,143,237
Founder Share Amendment [Member]
Organization and Business Operation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0001
Convertible Promissory Note [Member]
Organization and Business Operation [Line Items]
Trust account percentage									50.00%
Borrowed interest percentage																		4.86%
Convertible Promissory Note [Member] | Sponsor [Member]
Organization and Business Operation [Line Items]
Aggregate value									$ 825,000
Subsequent Event [Member]
Organization and Business Operation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.02
Aggregate value		$ 20,000
Assets held in trust account																				$ 150,000
Withdrawals of redemptions (in Shares) | shares				4,440,202
Public shares (in Shares) | shares				4,440,202
Redemption percentage		100.00%
Sponsor amount		$ 20,000
Subsequent Event [Member] | Business Combination [Member]
Organization and Business Operation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.02
Aggregate value		$ 20,000
Subsequent Event [Member] | Sponsor [Member]
Organization and Business Operation [Line Items]
Principal amount	15,037
Initial principal balance	$ 180,000	$ 180,000
Class A ordinary shares
Organization and Business Operation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																$ 0.0001		$ 0.0001	$ 0.0001
Exercise price, per share (in Dollars per share) | $ / shares																11.5		$ 11.5
Sale of stock price per share (in Dollars per share) | $ / shares																$ 12
Shares outstanding (in Shares) | shares																4,537,829		4,537,829	8,250,000
Class A ordinary shares | Public Shares [Member]
Organization and Business Operation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares														$ 0.0001
Class A ordinary shares | Business Combination [Member]
Organization and Business Operation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Class A ordinary shares | Subsequent Event [Member] | Business Combination [Member]
Organization and Business Operation [Line Items]
Redemption percentage		100.00%
Class B Ordinary Shares [Member]
Organization and Business Operation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0001									$ 0.0001		$ 0.0001	$ 0.0001
Purchase of shares (in Shares) | shares											625,000
Class B Ordinary Shares [Member] | Sponsor Membership Units [Member]
Organization and Business Operation [Line Items]
Purchase price											$ 5,000,000
Class B Ordinary Shares [Member] | Sponsor Membership Units [Member] | Maximum [Member]
Organization and Business Operation [Line Items]
Purchase price											250,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Organization and Business Operation [Line Items]
Purchase price											$ 2,000,000
IPO [Member]
Organization and Business Operation [Line Items]
Number of units issued (in Shares) | shares														8,250,000
Sale of stock (in Shares) | shares																510,000		510,000
Transaction costs														$ 5,105,315
Underwriting fees														1,650,000
Deferred underwriters' fees														2,887,500
Net proceeds														84,150,000
Aggregate value									$ 825,000
Number of shares issued units (in Shares) | shares							3,712,171
Underwriting fees														1,650,000
Deferred underwriting fee payable														2,887,500
Held in trust														84,150,000
Other offering costs														$ 567,815				$ 5,105,315
IPO [Member] | Public Shares [Member]
Organization and Business Operation [Line Items]
Number of units issued (in Shares) | shares														8,250,000
Gross proceeds														$ 82,500,000
IPO [Member] | Public Warrant [Member]
Organization and Business Operation [Line Items]
Number of redeemable warrant														1
IPO [Member] | Business Combination [Member]
Organization and Business Operation [Line Items]
Per public share (in Dollars per share) | $ / shares																$ 10.2		$ 10.2
IPO [Member] | Sponsor [Member]
Organization and Business Operation [Line Items]
Transaction costs																$ 5,105,315		$ 5,105,315
Underwriting fees																		1,650,000
Deferred underwriters' fees																		2,887,500
Other offering costs																567,815		$ 567,815
Underwriting fees																1,650,000
Deferred underwriting fee payable																$ 2,887,500
IPO [Member] | Class A ordinary shares
Organization and Business Operation [Line Items]
Ordinary share (in Shares) | shares														1
IPO [Member] | Class A ordinary shares | Public Shares [Member]
Organization and Business Operation [Line Items]
Number of public share purchase (in Shares) | shares														1
Over-Allotment Option [Member]
Organization and Business Operation [Line Items]
Number of units issued (in Shares) | shares														750,000
Sale of stock (in Shares) | shares																30,000		30,000
Over-Allotment Option [Member] | Public Shares [Member]
Organization and Business Operation [Line Items]
Number of units issued (in Shares) | shares														750,000
Private Placement [Member]
Organization and Business Operation [Line Items]
Net proceeds														$ 84,150,000
Private Placement [Member] | Sponsor [Member]
Organization and Business Operation [Line Items]
Proceeds from private placement																$ 5,100,000		$ 5,100,000